INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Concentrate stockpiles	$ 2,161	$ 1,711
Leach pad and gold-in-circuit	31,649	30,321
Dore bars	4,494	3,456
Ore stockpiles	52,692	39,292
Materials and supplies	44,476	31,437
Total Inventory	135,472	106,217
Less: non-current portion	(43,439)	(20,398)
Current inventories	92,033	85,819
Cost of inventories recognised as expense during period	481,500	346,400
Depreciation expense	171,447	121,077
Lindero And Yaramoko Reporting Segment [Member]
Disclosure of operating segments [line items]
Inventories write down of materials and supplies to net realizable value	8,900	7,000
Depreciation expense	$ 3,400	$ 2,800